BALANCE SHEET DETAILS - Schedule of Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other current liabilities:
Accrued contract costs		$ 140
Warranty costs	$ 54	90
Accrued professional fees	685	1,074
Accrued other taxes	376	1,063
Other	2,930	2,381
Total other current liabilities	$ 4,045	$ 4,748